Investment - Schedule of Short-term Investments at Amortized Cost and Fair Value (Detail) - Short-term Investments ¥ in Millions, $ in Millions	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)
Amortized cost, Gain (loss) and Fair value on Investments [Line Items]
Held-to-maturity debt investments, fair value	¥ 96,912	$ 13,277	¥ 167,740
Available-for-sale debt investments, fair value	5,954	816	1,671
Trading debt investments, Cost or amortized cost less allowance for credit losses	15	2
Corporate Debt Securities
Amortized cost, Gain (loss) and Fair value on Investments [Line Items]
Held-to-maturity debt investments, Cost or amortized cost less allowance for credit losses	96,639		166,999
Held-to-maturity debt investments, gross unrecognized holding gains	370		835
Held-to-maturity debt investments, fair value	96,912	13,277	167,740
Available-for-sale debt investments, Cost or amortized cost less allowance for credit losses	5,912		1,642
Held-to-maturity debt investments, Gross unrecognized holding losses	(97)		(94)
Available-for-sale debt investments, gross unrealized gains	42		29
Available-for-sale debt investments, fair value	5,954	816	¥ 1,671
Trading debt investments, Cost or amortized cost less allowance for credit losses	15
Trading debt investments, Fair value	¥ 15	$ 2